Income tax and social contribution (Details) - Schedule of key components of deferred income tax and social contribution in the balance sheets - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	R$ 23	R$ 45
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	23	45	R$ (82)
Tax losses [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	155	167
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	155	167
Provision for legal proceedings [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	42	59
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	42	59
Exchange rate variation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(16)	(7)
Deferred income tax and social contribution, net	(16)	(7)
Goodwill tax amortization [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(317)	(317)
Deferred income tax and social contribution, net	(317)	(317)
Fair value adjustment [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets		1
Deferred income tax and social contribution, liabilities	(23)
Deferred income tax and social contribution, net	(23)	1
Property, plant and equipment, intangible and investment properties [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	33	33
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	33	33
Unrealized gains with tax credits [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	4
Deferred income tax and social contribution, liabilities		(28)
Deferred income tax and social contribution, net	4	(28)
Cash flow hedge [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(39)	(26)
Deferred income tax and social contribution, net	(39)	(26)
Lease net of right of use [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	120	150
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	120	150
Provision for restructuring [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	12
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	12
Provision of inventory [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	12	15
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	12	15
Others [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	40
Deferred income tax and social contribution, liabilities		(2)
Deferred income tax and social contribution, net	40	(2)
Gross deferred income tax and social contribution assets (liabilities) [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	418	425
Deferred income tax and social contribution, liabilities	(395)	(380)
Deferred income tax and social contribution, net	23	45
Compensation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	(395)	(380)
Deferred income tax and social contribution, liabilities	395	380
Deferred income tax and social contribution, net